Submission	Sep. 23, 2025
Submission [Line Items]
Central Index Key	0001144879
Registrant Name	APPLIED DIGITAL CORPORATION
Registration File Number	333-287729
Form Type	S-3
Submission Type	POSASR
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A